Recent Accounting Pronouncements and Significant Accounting Policies, textuals 2 (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Number of reportable segments	2
Depreciation Methods	Straight-line basis
Impairment losses	$ 31,629,000	$ 20,654,000	$ 8,363,000
Tanker and Container Vessels [Member]
Property, Plant and Equipment [Line Items]
Estimated residual scrap value per light-weight ton	$ 350
Assumed time-charter rates for asset impairment	to the extent applicable, on the most recent 10 year average historical rates
Assumed vessel utilization for asset impairment	98.00%
Assumed off hire percentage for asset impairment	1.00%
Tanker Vessels [Member]
Property, Plant and Equipment [Line Items]
Property, Plant And Equipment, Estimated Useful Lives	25 years
Container Vessels [Member]
Property, Plant and Equipment [Line Items]
Property, Plant And Equipment, Estimated Useful Lives	30 years
Deferred Charges Net [Member]
Property, Plant and Equipment [Line Items]
Amortization of dry-docking costs	$ 389,000	518,000	744,000
Loss / (Gain) on vessels' sale	117,000	$ 832,000	$ 0
Impairment losses	$ 598,000